CONVERTIBLE PROMISSORY NOTES (Tables)	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Convertible promissory notes
	Promissory Note	Convertible Promissory Note - Liability Component	Derivative Liability	Deferred Derivative Loss (Increase)	Total
Balance December 31, 2017	$241,517	$1,340,978	$—	$—	$1,582,495

Proceeds net of transaction costs	—	440,587	1,576,119	(1,221,660)	795046
Repayments	(31,762)	—	—	—	(31,762)
Conversions	—	(1,718,320)	(38,794)	—	(1757,114)
Fair value change	—	—	(803,986)	269,868	(534,118)
Interest expense	—	19,649	—	—	19,649
Accretion expense	—	7,039	—	—	7,039
Foreign exchange (gain) loss	—	(64,392)	—	—	(64,392)

Balance December 31, 2018	$209,755	$25,541	$733,339	$(951,792)	$16,843

Proceeds net of transaction costs	—	13,328	1,517,944	(958,883)	572,389
Repayments	(33,596)	—	—	—	(33,596)
Conversions	—	(191,566)	(1,545,331)	356,990	(1,379,907)
Fair value change	—	—	(335,758)	1,402,834	1,067,076
Interest expense	—	58,470	—	—	58,470
Accretion expense	—	146,624	—	—	146,624
Foreign exchange (gain) loss	(10,461)	(1,804)	—	—	(12,265)

Balance December 31, 2019	$165,698	$50,593	$370,194	$(150,851)	$435,634

Proceeds net of transaction costs	—	2,640	277,205	(200,351)	79,494
Conversions	—	(183,973)	(102,767)	34,638	(252,102)
Fair value change	—	127,916	(167,487)	96,680	57,109
Interest expense	—	5,576	—	—	5,576
Accretion expense	—	58,589	—	—	58,589
Foreign exchange (gain) loss	11,678	4,594	—	—	16,272

Balance March 31, 2020	$177,376	$65,935	$377,145	$(219,884)	$400,572